UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2009

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       07/10/2009
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $158,075


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                             June 30, 2009


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAG5     1390  1390000 PRN      SOLE                  1365000             25000
Level 3 Communications Inc Con CNV              52729NAS9     4525  4525000 PRN      SOLE                  2280000           2245000
Freeport McMoran C&G CV $6.75  CVP              35671D782     5505 69280.000SH       SOLE                54105.000         15175.000
Abbott Labs                    COM              002824100      547    11625 SH       SOLE                    10645               980
Anadarko Petroleum Corp        COM              032511107     2090    46039 SH       SOLE                    45559               480
Avery Dennison Corp            COM              053611109     1490    58026 SH       SOLE                    31726             26300
BP PLC Spons ADR               COM              055622104      468     9808 SH       SOLE                     9808
Berkshire Hathaway Inc         COM              084670108     3240       36 SH       SOLE                       24                12
Berkshire Hathaway Inc Cl B    COM              084670207     3901     1347 SH       SOLE                     1271                76
Boeing Co                      COM              097023105     4571   107545 SH       SOLE                    86845             20700
Canadian National Railway Co   COM              136375102      891    20730 SH       SOLE                    20455               275
Cato Corp                      COM              149205106     4190   240249 SH       SOLE                   162275             77974
Cemex S.A.B. de C.V.           COM              151290889     4300   460366 SH       SOLE                   371175             89191
Chevron Corp                   COM              166764100     5808    87662 SH       SOLE                    64988             22674
Chicago Bridge & Iron          COM              167250109     6229   502337 SH       SOLE                   388962            113375
Colgate Palmolive Co           COM              194162103      601     8500 SH       SOLE                     7325              1175
ConocoPhillips                 COM              20825c104     3651    86802 SH       SOLE                    72627             14175
Disney Co., Walt               COM              254687106     3922   168124 SH       SOLE                   138024             30100
Dominion Resources Inc         COM              25746U109     1104    33042 SH       SOLE                    32022              1020
Enerplus Resources Fund        COM              29274D604      286    13330 SH       SOLE                    13330
Exxon Mobil Corp               COM              30231G102      210     3000 SH       SOLE                     3000
Forest Oil Co                  COM              346091705     2903   194568 SH       SOLE                   148496             46072
Gencorp Inc                    COM              368682100     1026   537285 SH       SOLE                   391585            145700
Gpe Brux Lambert               COM              7097328       2039    27875 SH       SOLE                    26050              1825
Investor's Real Estate Trust   COM              461730103     4053   455928 SH       SOLE                   371998             83930
Johnson & Johnson              COM              478160104      327     5765 SH       SOLE                     5765
Kansas City Southern Industrie COM              485170302     2991   185670 SH       SOLE                   131170             54500
L-3 Communications Hldgs, Inc  COM              502424104     2476    35685 SH       SOLE                    35295               390
Laboratory Corp of America     COM              50540R409     4516    66615 SH       SOLE                    49535             17080
Leucadia National Corp         COM              527288104     5884   278975 SH       SOLE                   223425             55550
Level 3 Communications         COM              52729N100      132    87472 SH       SOLE                    86392              1080
Lincoln Electric Holdings Inc  COM              533900106     5152   142940 SH       SOLE                   108955             33985
Nexen Inc                      COM              65334H102     6679   308515 SH       SOLE                   230295             78220
OtterTail Corporation          COM              689648103      227    10400 SH       SOLE                    10400
Patriot Coal Corp              COM              70336T104     1753   274814 SH       SOLE                   188044             86770
Peabody Energy Corp            COM              704549104     6541   216872 SH       SOLE                   167325             49547
Pfizer Inc                     COM              717081103     6324   421631 SH       SOLE                   334511             87120
Plum Creek Timber              COM              729251108     5186   174135 SH       SOLE                   129610             44525
Procter and Gamble Co          COM              742718109      238     4665 SH       SOLE                     4665
SPDR Gold Tr                   COM              78463V107     6974    76490 SH       SOLE                    60525             15965
St. Joe Company                COM              790148100     3941   148765 SH       SOLE                   103740             45025
Target Corp                    COM              87612E106      209     5300 SH       SOLE                     5300
Texas Pacific Land Trust       COM              882610108     4521   137015 SH       SOLE                   102615             34400
US Bancorp                     COM              902973304      685    38236 SH       SOLE                    38236
Vulcan Materials               COM              929160109     4810   111610 SH       SOLE                    84135             27475
Wells Fargo Co                 COM              949746101     5363   221061 SH       SOLE                   175111             45950
Winnebago Industries           COM              974637100     1041   140149 SH       SOLE                   103350             36799
Wyeth                          COM              983024100      470    10350 SH       SOLE                    10150               200
ProShares UltraShort S&P500                     74347R883     8223   148610 SH       SOLE                   120635             27975
S&P 500 Depository Receipts                     78462F103     1033    11235 SH       SOLE                    11235
Columbia Marsico FOCEq Fd Cl A                  19765H263      167 10701.878SH       SOLE                10701.878
Berkshire Hathaway Inc                          084670108     3060       34 SH       SOLE                        5                34
Berkshire Hathaway Inc Cl B                     084670207      211       73 SH       SOLE                       14                73
                       Total                               158,075
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